SHARE-BASED PAYMENTS - Assumptions (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Payment Arrangements [Abstract]
Weighted average share price	$ 27.42	$ 22.14
Exercise price	$ 27.15	$ 22.15
Dividend yield	1.31%	1.45%
Expected volatility	18.34%	18.39%
Risk-free interest rate	2.07%	0.86%
Expected option term	4 years	4 years
Weighted average fair value option granted	$ 4.23	$ 2.75